UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          10880 Wilshire Boulevard,
                  Suite 880
                  Los Angeles, CA  90024
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     November 12, 2008

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   38
Form 13F Information Table Value Total:   $45,953

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
ALLSTATE CORP			COM		020002101	1240	26876	SH		SOLE			25076	0	1800
AMERICAN EXPRESS CO		COM		025816109	1880	53060	SH		SOLE			49450	0	3610
AMGEN INC			COM		031162100	209	3530	SH		SOLE			3530	0	0
APOLLO GROUP INC		COM		037604105	1135	19145	SH		SOLE			17825	0	1320
BANK OF AMERICA CORPORATION	COM		060505104	1846	52734	SH		SOLE			49197	0	3537
BRISTOL MYERS SQUIBB CO		COM		110122108	1190	57087	SH		SOLE			52987	0	4100
CEMEX SAB DE CV			SPON ADR NEW	151290889	1293	75069	SH		SOLE			70095	0	4974
CINTAS CORP			COM		172908105	1916	66740	SH		SOLE			62390	0	4350
DELL INC			COM		24702R101	1992	120890	SH		SOLE			112795	0	8095
EOG RES INC			COM		26875P101	492	5495	SH		SOLE			5105	0	390
EXPEDIA INC DEL			COM		30212P105	1151	76174	SH		SOLE			71136	0	5038
EXXON MOBIL CORP		COM		30231G102	814	10480	SH		SOLE			9745	0	735
GENERAL DYNAMICS CORP		COM		369550108	1096	14889	SH		SOLE			13835	0	1054
HARLEY DAVIDSON INC		COM		412822108	1608	43115	SH		SOLE			40285	0	2830
HEALTH MGMT ASSOC INC NEW	CL A		421933102	52	12400	SH		SOLE			12400	0	0
HOME DEPOT INC			COM		437076102	1807	69779	SH		SOLE			65044	0	4735
IAC INTERACTIVECORP		COM PAR $.001	44919P508	282	16286	SH		SOLE			15149	0	1137
INTEL CORP			COM		458140100	1956	104429	SH		SOLE			97309	0	7120
JP MORGAN CHASE & CO		COM		46625H100	1907	40825	SH		SOLE			37975	0	2850
LEGG MASON INC			COM		524901105	1394	36620	SH		SOLE			34205	0	2415
LIBERTY MEDIA CORP NEW		INT COM SER A	53071M104	1138	88132	SH		SOLE			82133	0	5999
LIBERTY MEDIA CORP NEW		ENT COM SER A	53071M500	817	32719	SH		SOLE			30471	0	2248
MOTOROLA INC			COM		620076109	1269	177717	SH		SOLE			166142	0	11575
NEWELL RUBBERMAID INC		COM		651229106	698	40460	SH		SOLE			37565	0	2895
NOVARTIS A G			SPONSORED ADR	66987V109	1303	24660	SH		SOLE			22970	0	1690
PFIZER INC			COM		717081103	1518	82294	SH		SOLE			76584	0	5710
PROGRESSIVE CORP OHIO		COM		743315103	2052	117925	SH		SOLE			109885	0	8040
SPRINT NEXTEL CORP		COM SER 1	852061100	1495	245079	SH		SOLE			228269	0	16810
VULCAN MATLS CO			COM		929160109	1061	14245	SH		SOLE			13230	0	1015
WAL MART STORES INC		COM		931142103	1726	28825	SH		SOLE			26845	0	1980
WALGREEN COMPANY		COM		931422109	707	22830	SH		SOLE			21310	0	1520
WASTE MGMT INC DEL		COM		94106L109	1004	31872	SH		SOLE			29627	0	2245
WELLS FARGO & CO NEW		COM		949746101	931	24805	SH		SOLE			23395	0	1410
WESTERN UN CO			COM		959802109	1665	67473	SH		SOLE			62748	0	4725
WEYERHAEUSER CO			COM		962166104	977	16120	SH		SOLE			15060	0	1060
COVIDIEN LTD			COM		G2552X108	1060	19714	SH		SOLE			18324	0	1390
TYCO INTL LTD BERMUDA		SHS		G9143X208	710	20284	SH		SOLE			18894	0	1390
TYCO ELECTRONICS LTD		COM NEW		G9144P105	562	20334	SH		SOLE			18944	0	1390